Wells, Pipelines, Properties, Plant And Equipment, Net - Impairment of Fixed Assets (Pemex Industrial Transformation) (Detail) - Pemex Industrial Transformation $ in Thousands	6 Months Ended
Jun. 30, 2025 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 133,942,608
Tula Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Total	32,713,039
Salamanca Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Total	21,870,250
Cadereyta Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Total	21,364,001
Salamanca Refinery
Disclosure of detailed information about property, plant and equipment [line items]
Total	13,313,915
Cangrejera Ethylene Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	10,406,680
Nuevo Pemex Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	10,133,615
Ciudad Pemex Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	7,348,025
Cactus Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	6,002,310
Independencia Petrochemical Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	4,906,321
Burgos Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	1,652,472
Morelos Petrochemicals Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	1,645,677
Coatzacoalcos Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	1,212,199
La Venta Gas Processor Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	1,189,134
Pajaritos Ethylene Complex
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 184,970